Balances and Transactions with Related Parties (Details) - Affiliated Entity [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from affiliated companies	$ 335		$ 681
Purchases from Priortech and affiliates		$ (13)
Interest income from Priortech	$ 62	$ 15
Interest rate, related party	5.50%	5.50%